Asset Retirement Obligation - Reconciliation of Total Reclamation Liability for Asset Retirement Obligations (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation Roll Forward Analysis Roll Forward
Beginning balance	$ 1,180	$ 1,765	$ 204
Additions to liabilities		105	1,544
Reductions to liabilities due to revision of estimates		(719)
Accretion expenses	54	29	17
Ending balance	$ 1,234	$ 1,180	$ 1,765